Vanguard SP 500 Value Index Fund Average Annual Total Returns - Institutional Prospectus [Member]		12 Months Ended	60 Months Ended	69 Months Ended	118 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.29%	10.49%		10.09%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.88%	13.78%	14.20%	12.36%	12.48%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		12.22%	10.41%		10.02%
Performance Inception Date	Mar. 03, 2015
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.64%	9.83%		9.40%
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.62%	8.15%		8.06%